Cash and cash equivalents (Details) - EUR (€) € in Millions	1 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents		€ 8,183	€ 10,193
Financial assets, classified as cash equivalents		4,816	6,462
Restricted cash		54	205
Major changes in Restricted cash and cash equivalents [member]
Cash and cash equivalents
Restricted cash released	€ 42
US Dollars
Cash and cash equivalents
Cash and cash equivalents		5,269	7,328
Financial assets, classified as cash equivalents		3,396
Euro
Cash and cash equivalents
Cash and cash equivalents		2,402	€ 1,945
Financial assets, classified as cash equivalents		€ 1,240